RELATED PARY TRANSACTIONS - Golar Power Other Transactions, Indemnifications and Guarantees (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) vessel
Related Party Transaction [Line Items]
Number of vessels in sale and leaseback transaction | vessel	7
Golar Power
Related Party Transaction [Line Items]
Term of sale leaseback transaction	18 months
Number of vessels in sale and leaseback transaction | vessel	2
Additional aggregate funding committed | $	$ 150.0
Golar Power | Debt guarantees
Related Party Transaction [Line Items]
Amount of guarantee | $	$ 182.3